Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

The Tax Reform Legislation enacted on December 22, 2017, reduced the U.S. corporate tax rate from 35% to 21%. Upon enactment, the Company recognized a provisional and one-time deferred tax benefit of $1.2 billion, inclusive of a $236 million increase to the Company’s valuation allowance on its foreign tax credit carryforwards, due to the remeasurement of its U.S. deferred tax assets and liabilities based on the rate reduction. During 2018, the Company completed the accounting for the income tax effects related to the adoption of the Tax Reform Legislation before the end of the measurement period. The Company revised the provisional amount recorded in 2017 and recognized an additional current tax benefit of $26 million, primarily related to the acceleration of pension deductions into 2017. This benefit was offset by deferred tax expense of $121 million, primarily related to additional valuation allowance on the Company’s foreign tax credit carryforwards.
The following summarizes components of income tax expense (benefit) for the years ended December 31:

millions	2018	2017	2016
Current
Federal	$14	$236	$(140)
State	(1)	48	(1)
Foreign	595	414	378
Total current tax expense (benefit)	608	698	237
Deferred
Federal	150	(2,082)	(1,020)
State	(26)	(17)	(148)
Foreign	1	(76)	(90)
Total deferred tax expense (benefit)	125	(2,175)	(1,258)
Total income tax expense (benefit)	$733	$(1,477)	$(1,021)

14. Income Taxes (Continued)

Total income taxes differed from the amounts computed by applying the U.S. federal statutory income tax rate to income (loss) before income taxes. The following summarizes the sources of these differences for the years ended December 31:

millions except percentages	2018	2017	2016
Income (loss) before income taxes
Domestic	$492	$(1,322)	$(3,728)
Foreign	993	(366)	(101)
Total	$1,485	$(1,688)	$(3,829)
U.S. federal statutory tax rate	21%	35%	35%
Tax computed at the U.S. federal statutory rate	$312	$(591)	$(1,340)
(Income) loss attributable to noncontrolling interests	(29)	(85)	(92)
Adjustments resulting from
State income taxes (net of federal income tax benefit)	(18)	25	(108)
U.S. federal tax reform	95	(1,168)	—
Tax impact from foreign operations	181	166	80
Non-deductible Algerian exceptional profits tax	154	110	106
Net changes in uncertain tax positions	(29)	90	90
Dispositions of non-deductible goodwill	—	6	205
Other, net	67	(30)	38
Total income tax expense (benefit)	$733	$(1,477)	$(1,021)
Effective tax rate	49%	88%	27%

The following summarizes components of total deferred taxes at December 31:

millions	2018	2017
Federal	$(1,972)	$(1,758)
State, net of federal	(176)	(200)
Foreign	(255)	(255)
Total deferred taxes (1)	$(2,403)	$(2,213)

(1)	Net deferred tax assets related to Algeria of $34 million in 2018 and $21 million in 2017 are presented in other assets on the Company’s Consolidated Balance Sheet.

14. Income Taxes (Continued)

The following summarizes tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) at December 31:

millions	2018	2017
Deferred tax liabilities
Oil and gas exploration and development operations	$(2,403)	$(2,622)
Midstream and other depreciable properties	(662)	(543)
Mineral operations	(238)	(312)
Other	(134)	(53)
Gross long-term deferred tax liabilities	(3,437)	(3,530)
Deferred tax assets
Oil and gas exploration and development costs	303	309
Foreign and state net operating loss carryforwards	445	562
U.S. foreign tax credit carryforwards	2,665	2,685
Compensation and benefit plans	301	365
Other	308	420
Gross long-term deferred tax assets	4,022	4,341
Valuation allowances on deferred tax assets not expected to be realized	(2,988)	(3,024)
Net long-term deferred tax assets	1,034	1,317
Total deferred taxes	$(2,403)	$(2,213)

The valuation allowance primarily relates to U.S. foreign tax credit carryforwards and foreign and state net operating loss carryforwards, which reduces the Company’s net deferred tax asset to an amount that will more likely than not be realized within the carryforward period.
The following summarizes changes in the balance of valuation allowances on deferred tax assets:

millions	2018	2017	2016
Balance at January 1	$(3,024)	$(1,755)	$(1,403)
Changes due to U.S. foreign tax credits	(50)	(1,287)	(477)
Changes due to foreign and state net operating loss carryforwards	72	75	13
Changes due to foreign capitalized costs	14	(57)	112
Balance at December 31	$(2,988)	$(3,024)	$(1,755)

Tax carryforwards available, prior to valuation allowance, at December 31, 2018, were as follows:

millions	Domestic	Foreign	Expiration
Net operating loss—state (1)	$4,250	$—	2019-2038
Net operating loss—foreign	$—	$820	2019-Indefinite
Foreign tax credits (2)	$2,665	$—	2023-2028
Texas margins tax credit	$27	$—	2026

(1)	Net of $711 million uncertain tax position at December 31, 2018.

(2)	Net of $378 million uncertain tax position at December 31, 2018.

14. Income Taxes (Continued)

The following summarizes taxes receivable (payable) related to income tax expense (benefit) at December 31:

millions
Balance Sheet Classification	2018	2017
Income taxes receivable
Accounts receivable—other	$46	$53
Other assets	51	101
	97	154
Income taxes (payable)
Other current liabilities	(167)	(71)
Total net income taxes receivable (payable)	$(70)	$83

Changes in the balance of unrecognized tax benefits, excluding interest and penalties on uncertain tax positions, were as follows:

	Assets (Liabilities)
millions	2018	2017	2016
Balance at January 1	$(1,317)	$(1,456)	$(1,780)
Increases related to prior-year tax positions	(21)	(15)	(86)
Decreases related to prior-year tax positions	48	214	436
Increases related to current-year tax positions	—	(72)	(26)
Settlements	1	12	—
Lapse of statute of limitations	2	—	—
Balance at December 31	$(1,287)	$(1,317)	$(1,456)

The December 31, 2018 balance of unrecognized tax benefits includes potential benefits of $1.24 billion, of which, if recognized, $1.26 billion would affect the effective tax rate on income. Also included are benefits of $43 million related to tax positions for which the ultimate deductibility is highly certain, but the timing of such deductibility is uncertain.
The Company recognized a net tax benefit of $346 million at December 31, 2018 and 2017, related to the deduction of its 2015 settlement payment for the Tronox Adversary Proceeding. This benefit is net of uncertain tax positions of $1.2 billion at December 31, 2018 and 2017, due to uncertainty related to the deductibility of the settlement payment. Due to the deduction of the settlement payment, the Company had a net operating loss carryback for 2015, which resulted in a tentative tax refund of $881 million in 2016. The IRS has audited this position and, in April 2018, issued a final notice of proposed adjustment denying the deductibility of the settlement payment. In September 2018, the Company received a statutory notice of deficiency from the IRS disallowing the net operating loss carryback and rejecting the Company’s refund claim. As a result, the Company filed a petition with the U.S. Tax Court to dispute the disallowances in November 2018, and pursuant to standard U.S. Tax Court procedures, the Company is not required to repay the $881 million refund to dispute the IRS’s position. Accordingly, the Company has not revised its estimate of the benefit that will ultimately be realized. After the case is tried and briefed in the Tax Court, the court will issue an opinion and then enter a decision. If the Company does not prevail on the issue, the earliest date the Company might be required to repay the refund received, plus interest, would be 91 days after entry of the decision. At such time, the Company would reverse the portion of the $346 million net benefit previously recognized in its consolidated financial statements to the extent necessary to reflect the result of the Tax Court decision. It is reasonably possible the amount of uncertain tax position and/or tax benefit could materially change as the Company asserts its position in the Tax Court proceedings. Although management cannot predict the timing of a final resolution of the Tax Court proceedings, the Company does not anticipate a decision to be entered within the next three years.

14. Income Taxes (Continued)

Income tax audits and the Company’s acquisition and divestiture activity have given rise to tax disputes in U.S. and foreign jurisdictions. See Note 18—Contingencies—Litigation. Over the next 12 months, it is reasonably possible that the total amount of unrecognized tax benefits could decrease by $70 million to $90 million due to settlements with taxing authorities or lapse in statutes of limitation. With the exception of the deductibility of the Tronox settlement payment discussed above, management believes that the final resolution of outstanding tax audits and litigation will not have a material adverse effect on the Company’s consolidated financial condition, results of operations, or cash flows.
The Company accrued approximately $95 million of interest related to uncertain tax positions at December 31, 2018, and $86 million at December 31, 2017. The Company recognized interest and penalties in income tax expense (benefit) of $9 million during 2018 and $55 million during 2017.
Anadarko is subject to audit by tax authorities in the U.S. federal, state, and local tax jurisdictions as well as in various foreign jurisdictions. The following lists the tax years subject to examination by major tax jurisdiction:

Tax Years
United States	2013-2018
Algeria	2015-2018
Ghana	2015-2018